U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

October 29, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	KEYSTONE FUNDS (the “Trust”) Securities Act Registration No: 333-133322 Investment Company Act Registration No: 811-21890 Keystone Large Cap Growth Fund (S000012725)

Dear Sir or Madam:

On behalf of the Trust and pursuant to paragraph (k) of Rule 497 of the Securities Act of 1933, as amended (the “1933 Act”), attached herewith for filing please find the Summary Prospectus dated October 30, 2010, for the Keystone Large Cap Growth Fund (the “Fund”), which conforms to the comments provided to U.S. Bancorp Fund Services, LLC, on October 18, 2010, regarding the Trust’s Post-Effective Amendment (“PEA”) No. 5 to its Registration Statement (Amendment No. 6 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  PEA No. 6 to the Trust’s Registration Statement, which contains the Trust’s statutory Prospectus with a summary section substantively matching this Summary Prospectus, was filed on October 29, 2010.  This document is intended to conform to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia Mendez
Alia Mendez, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures